UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02675)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2008

Date of reporting period: December 31, 2007

Item 1. Schedule of Investments:

Putnam Tax Exempt Income Fund
The fund's portfolio
12/31/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
CIFG -- CIFG Assurance North America, Inc.
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
LOC -- Letter of Credit
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (98.1%)(a)

	Rating(RAT)	Principal amount	Value

Alabama (0.6%)
AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. A-1, GNMA Coll., FNMA Coll., 6.05s, 4/1/17	Aaa	$1,315,000	$1,332,950
Ser. F, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s,
10/1/37	Aaa	3,000,000	3,122,490
Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s,
10/1/37	Aaa	3,000,000	3,128,490
U. of AL Rev. Bonds (Hosp. Birmingham), Ser. A, AMBAC,
5s, 9/1/14	Aaa	500,000	536,905
			8,120,835

Alaska (0.2%)
AK State Hsg. Fin. Corp. Rev. Bonds, Ser. A, 4.4s,
12/1/31	Aaa	1,965,000	1,980,111

Arizona (2.6%)
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 6 7/8s, 12/1/20 (Prerefunded)	BBB	600,000	672,582
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B+/P	3,850,000	4,035,147
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	5,760,000	5,834,074
Mesa, Util. Syst. Rev. Bonds, FGIC
7 1/4s, 7/1/12 (Prerefunded)	Aaa	6,365,000	7,423,945
7 1/4s, 7/1/12	Aaa	3,635,000	4,213,401
Phoenix, Indl. Dev. Auth. VRDN (Valley of the Sun
YMCA), 3.75s, 1/1/31	A-1+	1,500,000	1,500,000
Queen Creek, Special Assmt. Bonds (Dist. No. 001), 5s,
1/1/26	Baa2	725,000	673,743
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5s, 12/1/32	AA	6,000,000	5,768,400
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), 5.8s, 12/1/31 (Prerefunded)	A3	2,475,000	2,718,961
Yavapai Cnty., Indl. Dev. Auth. Rev. Bonds (Yavapai
Regl. Med. Ctr.), Ser. A, 6s, 8/1/33	Baa2	500,000	505,865
			33,346,118

Arkansas (0.5%)
AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington
Regl. Med. Ctr.), 7 3/8s, 2/1/29 (Prerefunded)	Baa2	4,900,000	5,302,241
Fayetteville, Sales & Use Tax Cap. Impt. Rev. Bonds,
Ser. A, FSA, 4s, 11/1/21	Aaa	230,000	231,180
Springdale, Sales & Use Tax Rev. Bonds, FSA, 4.05s,
7/1/26	Aaa	1,500,000	1,523,205
			7,056,626

California (4.8%)
CA Edl. Fac. Auth. Rev. Bonds
(Scripps College), 5s, 8/1/31	A1	500,000	501,275
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,215,000	1,217,661
CA Infrastructure & Econ. Dev. Bank Rev. Bonds
(Science Ctr. Phase II), Ser. B, FGIC, 5s, 5/1/23	Aaa	640,000	671,034
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA),
5 1/4s, 2/1/37	Baa2	1,500,000	1,355,535
CA State G.O. Bonds
MBIA, 5 3/4s, 12/1/11	Aaa	225,000	240,935
MBIA, 5 1/4s, 10/1/13	Aaa	1,125,000	1,231,436
5 1/8s, 4/1/23	A1	3,000,000	3,115,710
5s, 11/1/32	A1	5,000,000	5,057,750
5s, 11/1/30 (Prerefunded)	A1	60,000	64,079
5s, 11/1/30	A1	5,000	5,048

5s, 2/1/29 (Prerefunded)	A1	265,000	283,290
5s, 2/1/29 (Prerefunded)	A1	50,000	54,557
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A
6s, 5/1/15 (Prerefunded)	Aaa	13,000,000	14,583,140
5 1/2s, 5/1/11	Aa3	500,000	534,835
5 1/4s, 5/1/20 (Prerefunded)	Aa3	1,100,000	1,200,881
CA State Econ. Recvy. G.O. Bonds, Ser. A, 5s, 7/1/16	AA+	6,000,000	6,289,380
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	200,000	196,038
Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In
default) (F)(NON)	D/P	4,000,000	44,000
Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26	BBB-	500,000	488,920
Duarte, COP, Ser. A, 5 1/4s, 4/1/31	A3	300,000	297,588
Garvey, School Dist. G.O. Bonds (Election of 2004),
FSA, zero %, 8/1/26	Aaa	545,000	222,965
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. B, FHLMC Coll., 5 5/8s, 6/1/38 (Prerefunded)	Aaa	1,500,000	1,659,660
(Tobacco Settlement), Ser. B, AMBAC, FHLMC Coll., FNMA
Coll., 5s, 6/1/38 (Prerefunded)	Aaa	530,000	570,201
Ser. 03 A-1, 5s, 6/1/21 (Prerefunded)	AAA	315,000	317,536
Lompoc, Hlth. Care Dist. G.O. Bonds (Election
of 2005), Ser. B, XLCA
5s, 8/1/29	Aaa	1,285,000	1,318,963
5s, 8/1/28	Aaa	1,125,000	1,156,669
Ontario, COP (Wtr. Syst. Impt.), MBIA, 5s, 7/1/29	Aaa	500,000	517,065
Port Oakland, Rev. Bonds, Ser. L, FGIC, 5 3/8s, 11/1/27	Aaa	8,920,000	9,153,347
Rancho Mirage, JT Powers Fin. Auth. Rev. Bonds
(Eisenhower Med. Ctr.), 5 7/8s, 7/1/26 (Prerefunded)	A3	3,300,000	3,786,651
Riverside Cnty., Asset Leasing Corp. Leasehold Rev.
Bonds (Riverside Cnty. Hosp.), MBIA, zero %, 6/1/25	Aaa	4,000,000	1,698,880
San Bernardino, City U. School Dist. G.O. Bonds, Ser.
A, FSA, 5s, 8/1/28	Aaa	5,005,000	5,262,157
			63,097,186

Colorado (0.9%)
CO Hlth. Fac. Auth. Rev. Bonds
(Hosp. Impt. - NCMC, Inc.), FSA, 5 3/4s, 5/15/19
(Prerefunded)	Aaa	3,000,000	3,137,700
(Evangelical Lutheran), 5 1/4s, 6/1/22	A3	1,000,000	1,032,180
(Valley View Assn.), 5 1/8s, 5/15/37	BBB	1,500,000	1,359,855
(Evangelical Lutheran), 5s, 6/1/16	A3	1,000,000	1,055,420
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30 (Prerefunded)	A3	2,480,000	2,718,626
6 3/8s, 12/15/30	A3	2,520,000	2,664,648
			11,968,429

Connecticut (0.5%)
CT State Dev. Auth. Rev. Bonds (Mystic Marine Life
Aquarium), Ser. A, 4 5/8s, 5/1/37	Aa3	2,500,000	2,382,250
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	750,000	755,160
CT State Dev. Auth. Poll. Control Rev. Bonds (Western
MA), Ser. A, 5.85s, 9/1/28	Baa2	3,000,000	3,075,480
			6,212,890

Delaware (0.1%)
DE State Hlth. Facs. Auth. Rev. Bonds (Beebe Med.
Ctr.), Ser. A, 5 1/2s, 6/1/24	Baa1	1,250,000	1,232,675
GMAC Muni. Mtge. Trust 144A sub. notes, Ser. A1-2,
4.9s, 10/31/39	A3	500,000	509,845
			1,742,520

District of Columbia (0.6%)
DC G.O. Bonds, Ser. A, FSA, 5s, 6/1/26	Aaa	5,005,000	5,205,751
DC Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 5/15/40	BBB	460,000	471,261
6 1/4s, 5/15/24	Baa2	895,000	917,205
DC Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, FGIC, 5s,
10/1/33	Aaa	1,005,000	1,028,065
District of Columbia G.O. Bonds, Ser. A, MBIA, 5s,
6/1/15 (Prerefunded)	Aaa	170,000	173,091
			7,795,373

Florida (9.8%)
CFM Cmnty. Dev. Dist. Rev. Bonds, Ser. B, 5 7/8s,
5/1/14	BB-/P	750,000	679,583
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist
Hosp. & Baptist Manor), 5 1/8s, 10/1/19	Baa1	1,500,000	1,500,075
FL Hsg. Fin. Corp. Rev. Bonds
(Home Owner Mtge.), Ser. 7, FSA, 6s, 1/1/21	Aaa	595,000	611,249
Ser. G, 5 3/4s, 1/1/37	Aa1	1,725,000	1,830,587
(Noah's Landing Apts.), Ser. H-1, FSA, 5 3/8s, 12/1/41	Aaa	1,710,000	1,719,166
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 5s, 1/1/36	Aa1	1,695,000	1,724,764
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.3s, 7/1/15	Aa1	330,000	326,667
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.2s, 7/1/14	Aa1	325,000	320,460

(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.1s, 7/1/13	Aa1	285,000	279,673
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.1s, 1/1/13	Aa1	240,000	237,970
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4s, 7/1/12	Aa1	190,000	188,381
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 3.7s, 1/1/10	Aa1	175,000	174,158
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 3 1/2s, 1/1/09	Aa1	140,000	140,244
Flagler Cnty., School Board COP, Ser. A, FSA, 5s,
8/1/19	Aaa	500,000	530,370
Fleming Island, Plantation Cmnty. Dev. Dist. Special
Assmt. Bonds, Ser. B, 7 3/8s, 5/1/31 (Prerefunded)	AAA	750,000	826,898
Gateway Svcs. Cmnty., Dev. Dist. Special Assmt. Bonds
(Stoneybrook), 5 1/2s, 7/1/08	BB+/P	10,000	9,980
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A
U.S. Govt. Coll., 7 1/4s, 10/1/29 (Prerefunded)	AAA/F	7,030,000	7,884,215
5 1/4s, 6/1/20	BBB+	1,000,000	1,003,320
5s, 6/1/38	BBB+	2,370,000	2,160,089
Hernando Cnty., Rev. Bonds (Criminal Justice Complex
Fin.), FGIC, 7.65s, 7/1/16	Aaa	18,500,000	23,690,175
Highlands Cnty., Hlth. Fac. Auth. FRN (Adventist
Hlth.), Ser. A, 5s, 11/15/23	A1	200,000	204,688
Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds
(Adventist Sunbelt), Ser. A, 6s, 11/15/31 (Prerefunded)	A1	1,000,000	1,103,660
Hillsborough Cnty., Cmnty. Investment Tax Rev. Bonds,
AMBAC, 5s, 5/1/24	Aaa	1,250,000	1,303,463
Kissimmee, Util. Auth. Rev. Bonds, FSA, 5 1/4s, 10/1/18	Aaa	2,270,000	2,466,264
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	BB-/P	2,500,000	2,513,775
(Shell Point Village), Ser. A, 5 1/2s, 11/15/29
(Prerefunded)	AAA	4,900,000	5,153,820
Leesburg, Cap. Impt. Rev. Bonds, FGIC, 5 1/4s, 10/1/27	Aaa	1,600,000	1,701,504
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A
6.8s, 11/15/31	Ba1	1,000,000	1,013,480
6.7s, 11/15/19	Ba1	3,700,000	3,812,221
Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev.
Bonds, Ser. B, FGIC, 5 1/4s, 7/1/26	Aaa	3,000,000	3,191,370
Miami-Dade Cnty., School Board COP, Ser. D, FGIC, 5s,
8/1/29	Aaa	4,225,000	4,292,600
North Broward, Hosp. Dist. Rev. Bonds
6s, 1/15/31 (Prerefunded)	A2	2,340,000	2,541,240
6s, 1/15/31 (Prerefunded)	A2	235,000	255,922
Oakstead, Cmnty. Dev. Dist. Cap. Impt. Rev. Bonds,
Ser. A, U.S. Govt. Coll., 7.2s, 5/1/32 (Prerefunded)	AAA	2,095,000	2,262,789
Okeechobee Cnty., Solid Waste Mandatory Put Bonds
(Waste Mgt./Landfill), Ser. A, 4.2s, 7/1/09	BBB	750,000	749,460
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Orlando
Regl. Hlth. Care)
Ser. A, MBIA, 6 1/4s, 10/1/18	Aaa	3,000,000	3,565,860
U.S. Govt. Coll., 5 3/4s, 12/1/32 (Prerefunded)	A2	3,340,000	3,701,522
Osceola Cnty., Indl. Dev. Auth. Rev. Bonds (Cmnty.
Provider Pooled Loan Program), Ser. A, FSA, 7 3/4s,
7/1/10	Aaa	50,000	50,187
Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds,
5.7s, 5/1/37	BB-/P	300,000	250,050
Port Everglades, Port. Auth. Rev. Bonds, U.S. Govt.
Coll., 7 1/8s, 11/1/16 (Prerefunded)	Aaa	6,710,000	7,821,310
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-2,
5 3/8s, 5/1/13	BB-/P	750,000	663,803
South Broward, Hosp. Dist. Rev. Bonds, MBIA, 4 3/4s,
5/1/28	Aaa	2,000,000	2,022,420
South Miami, Hlth. Fac. Auth. Rev. Bonds (Baptist
Hlth.), 5 1/4s, 11/15/33 (Prerefunded)	Aaa	2,750,000	2,983,915
South Miami, Hlth. Fac. Hosp. Rev. Bonds (Baptist
Hlth. South FL Group), 5s, 8/15/27	Aa3	7,050,000	7,103,157
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	485,000	412,764
St. Lucie Cnty., School Board COP, Ser. A, FSA, 5s,
7/1/23	Aaa	4,300,000	4,468,904
Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist.
Loan Program), FSA, 7.15s, 11/1/15	Aaa	4,800,000	5,963,856
Sunrise, Util. Syst. Rev. Bonds, AMBAC, 5.2s, 10/1/22	Aaa	5,995,000	6,568,422
Tampa, Hosp. Rev. Bonds (H. Lee Moffit Cancer &
Research Inst.), Ser. A, 5 3/4s, 7/1/29	A3	2,500,000	2,552,725
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	100,000	80,906
U. Central FL Assn., Inc. COP, Ser. A, FGIC, 5 1/4s,
10/1/34	Aaa	500,000	520,970
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap.
Impt.), Ser. A, 6 5/8s, 5/1/33	BBB-/P	930,000	903,793
Waterlefe, Cmnty., Dev. Dist. Rev. Bonds (Cap. Impt.),
Ser. B, 6 1/4s, 5/1/10	BB+/P	45,000	44,357
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. B, 5 1/8s, 11/1/12	BB-/P	170,000	150,295
West Palm Beach Cmnty., Redev. Agcy. Tax Alloc.
(Northwood-Pleasant Cmnty.), 5s, 3/1/29	A	375,000	356,644
			128,590,140

Georgia (3.7%)
Atlanta, Arpt. Rev. Bonds, Ser. A, FGIC, 5.6s, 1/1/30
(Prerefunded)	Aaa	1,000,000	1,057,730
Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth.
Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18
(Prerefunded)	AAA	1,000,000	1,143,050
GA Muni. Elec. Pwr. Auth. Rev. Bonds
Ser. B, FGIC, 8 1/4s, 1/1/11	Aaa	10,000,000	11,377,700
Ser. 05-Y, AMBAC, 6.4s, 1/1/13	Aaa	20,280,000	22,386,889
Ser. 05-Y, AMBAC, 6.4s, 1/1/13 (Prerefunded)	AAA	220,000	240,196
Ser. Y, AMBAC, U.S. Govt. Coll., 6.4s, 1/1/13
(Prerefunded)	Aaa	1,310,000	1,438,852
Main St. Natural Gas, Inc. Rev. Bonds (GA Gas)
Ser. A, 5 1/2s, 9/15/26	A1	5,000,000	5,017,000
Ser. A, 5 1/2s, 9/15/23	A1	3,000,000	3,076,050
Ser. B, 5s, 3/15/13	A1	500,000	508,195
Richmond Cnty., Dev. Auth. Rev. Bonds (Amt.-Intl.
Paper Co.), Ser. A, 6 1/4s, 2/1/25	BBB	1,950,000	1,989,702
			48,235,364

Idaho (0.1%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	475,000	477,332
Madison Cnty., Hosp. COP, 5 1/8s, 9/1/13	BBB-	250,000	249,558
			726,890

Illinois (1.2%)
Cook Cnty., G.O. Bonds, Ser. B, MBIA, 5s, 11/15/29	Aaa	1,250,000	1,290,963
IL Edl. Fac. Auth. (U. of Chicago), Ser. B, 4.05s,
7/1/25	Aa1	1,000,000	1,011,850
IL Edl. Fac. Auth. Rev. Bonds (Northwestern U.), 5s,
12/1/33	Aaa	2,250,000	2,318,288
IL Fin. Auth. Rev. Bonds
(Sherman Hlth. Syst.), Ser. 07-A, 5 1/2s, 8/1/37	A-	4,000,000	3,814,760
(Newman Foundation), Radian Insd., 5s, 2/1/32	AA	3,000,000	2,910,000
IL Hlth. Fac. Auth. Rev. Bonds (Children's Memorial
Hosp.), Ser. A, AMBAC, 5 3/4s, 8/15/25 (Prerefunded)	Aaa	2,000,000	2,103,060
IL State G.O. Bonds, FSA, 5 3/8s, 10/1/12	Aaa	1,650,000	1,799,061
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA,
5s, 1/1/22	Aaa	1,000,000	1,063,990
			16,311,972

Indiana (1.5%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/24	BBB-/F	965,000	921,710
IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s,
10/15/21	Aa2	6,150,000	6,432,531
IN Hlth. Fac. Fin. Auth. Rev. Bonds (Cmnty. Hosp.),
Ser. A, AMBAC, 5s, 5/1/24	Aaa	3,000,000	3,117,210
IN Hlth. Fac. Fin. Auth. VRDN (Fayette Memorial Hosp.
Assn.), Ser. A, 3.80s, 10/1/32	A-1+	1,295,000	1,295,000
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX
Corp.), 5.6s, 12/1/32	Baa1	4,150,000	4,217,977
IN State Fin. Auth. Edl. Fac. Rev. Bonds (Valparaiso
U.), 5s, 10/1/27	A2	1,405,000	1,405,969
IN U. Rev. Bonds (IN U. Fac.), AMBAC, 5 1/4s, 11/15/23	Aaa	700,000	747,271
Indianapolis, Local Pub. Impt. Board Rev. Bonds, Ser.
D, FGIC, 5s, 1/1/13	Aaa	645,000	688,350
Jasper Hosp. Auth. Rev. Bonds (Memorial Hosp.),
5 1/2s, 11/1/32	AA	500,000	510,560
			19,336,578

Iowa (1.3%)
IA Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D,
GNMA Coll., FNMA Coll., 5s, 1/1/36	Aaa	2,925,000	2,991,485
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds
(Care Initiatives), 9 1/4s, 7/1/25 (Prerefunded)	AAA	7,795,000	9,373,877
(Care Initiatives), 9.15s, 7/1/09 (Prerefunded)	AAA	50,000	51,578
(Genesis Med Ctr), 6 1/4s, 7/1/25	A1	1,500,000	1,565,520
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. B, 5.6s, 6/1/34	BBB	2,500,000	2,272,375
Ser. C, 5 3/8s, 6/1/38	BBB	750,000	666,675
			16,921,510

Kansas (0.7%)
Junction City, G.O. Bonds, Ser. A, 5s, 6/1/08	A/P	1,925,000	1,937,628
KS State Dev. Fin. Auth. Rev. Bonds, Ser. K, MBIA
5 1/4s, 11/1/26	Aaa	1,355,000	1,465,094
5 1/4s, 11/1/25	Aaa	1,620,000	1,757,036
KS State Dev. Fin. Auth. Hlth. Fac. Rev. Bonds
(Stormont-Vail Hlthcare, Inc.), Ser. L, MBIA, 5 1/8s,
11/15/32	Aaa	1,260,000	1,308,875
Lawrence, Hosp. Rev. Bonds, 5 1/8s, 7/1/26	A3	1,000,000	1,012,700
Lenexa, Hlth. Care Rev. Bonds (LakeView Village), Ser.
C, 6 7/8s, 5/15/32 (Prerefunded)	AAA	500,000	576,185
Lenexa, Hlth. Care Fac. Rev. Bonds, 5 1/2s, 5/15/39	BBB-	1,500,000	1,327,350
			9,384,868

Kentucky (--%)

KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A, 6 5/8s, 10/1/28	A-/F	245,000	253,428

Louisiana (0.6%)
Ernest N. Morial-New Orleans, Exhibit Hall Auth.
Special Tax Bonds, Ser. A, AMBAC, 5 1/4s, 7/15/21
(Prerefunded)	Aaa	500,000	547,330
LA Hsg. Fin. Mtge. Agcy. Rev. Bonds (Single Fam. Home
Ownership), Ser. A-2, GNMA Coll., FNMA Coll., 5.8s,
6/1/36	Aaa	2,905,000	3,047,868
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(Cypress Apts.), Ser. A, GNMA Coll., 5 1/2s, 4/20/38	Aaa	2,000,000	2,106,620
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B,
5 1/2s, 5/15/30	BBB	2,500,000	2,409,525
			8,111,343

Maine (0.1%)
ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds, Ser. C,
FSA
5 3/4s, 7/1/30 (Prerefunded)	Aaa	1,200,000	1,285,308
5 3/4s, 7/1/30	Aaa	300,000	319,761
			1,605,069

Maryland (0.4%)
Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc.
Fac.), Ser. A, 5s, 1/1/22	BBB+	100,000	96,487
Howard Cnty., Rev. Bonds, Ser. A, U.S. Govt. Coll.,
8s, 5/15/29 (Prerefunded)	AAA	5,000,000	5,681,100
			5,777,587

Massachusetts (3.3%)
MA Dev. Fin. Agcy. Rev. Bonds, Ser. A, MBIA, 5 1/2s,
1/1/11	Aaa	1,500,000	1,586,685
MA State Dev. Fin. Agcy. Rev. Bonds (Wheelock
College), Ser. C, 5 1/4s, 10/1/29	BBB	3,300,000	3,245,121
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds
(Emerson College), Ser. A, 5s, 1/1/19	A-	820,000	867,445
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	AAA/P	725,000	879,461
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB+	2,950,000	3,014,163
(Winchester Hosp.), Ser. E, 6 3/4s, 7/1/30
(Prerefunded)	BBB+/F	1,965,000	2,133,125
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	4,750,000	4,887,323
(Med. Ctr. of Central MA), AMBAC, 6.55s, 6/23/22	Aaa	5,850,000	5,982,912
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	900,000	932,274
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,000,000	1,018,670
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	AAA	1,065,000	1,120,529
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31
(Prerefunded)	AAA	285,000	316,510
(Partners Hlth. Care Syst.), Ser. C, 5 3/4s, 7/1/21	Aa2	5,000,000	5,290,850
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A1	1,000,000	1,030,680
(Caritas Christian Oblig. Group), Ser. A, 5 5/8s,
7/1/20	BBB	1,645,000	1,650,593
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/16	BBB-	450,000	454,113
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/09	BBB-	1,135,000	1,148,586
(UMass Memorial), Ser. D, 5s, 7/1/33	Baa2	500,000	452,625
(Partners Healthcare Syst.), Ser. F, 5s, 7/1/22	Aa2	1,000,000	1,034,070
(Worcester City Campus Corp.), Ser. F, FGIC, 4 1/2s,
10/1/25	Aaa	600,000	603,414
MA State Port Auth. Rev. Bonds, 13s, 7/1/13
(Prerefunded)	AAA/P	4,715,000	6,035,954
			43,685,103

Michigan (2.1%)
Detroit, G.O. Bonds, Ser. A-1, AMBAC, 5 1/4s, 4/1/24	Aaa	500,000	525,170
Detroit, Swr. Disp. FRN, Ser. D, FSA, 3.768s, 7/1/32	Aaa	1,465,000	1,388,835
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	525,000	522,716
Garden City, Hosp. Fin. Auth. Rev. Bonds
(Garden City), Ser. A, 5 3/4s, 9/1/17	Ba1	535,000	522,577
(Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17
(Prerefunded)	Ba1	465,000	477,904
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	3,000,000	3,093,990
(Holland Cmnty. Hosp.), Ser. A, FGIC, 5 3/4s, 1/1/21	A+	1,250,000	1,326,550
(Sparrow Hosp.), 5 5/8s, 11/15/31 (Prerefunded)	A1	2,000,000	2,194,100
(Oakwood Oblig. Group), 5 1/2s, 11/1/17	A2	1,000,000	1,060,660
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25	BBB	500,000	464,830
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	2,915,000	2,909,403
MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(SD Warren Co.), Ser. C, 7 3/8s, 1/15/22	BB/P	5,000,000	5,022,000
MI State Strategic Fund, Ltd. Mandatory Put Bonds (Dow
Chemical), 5 1/2s, 6/1/13	A-2	5,000,000	5,176,800
MI State Strategic Fund, Ltd. VRDN (Detroit Symphony),
Ser. B, 3.75s, 6/1/31 (LaSalle Bank Midwest (LOC))	A-1+	1,405,000	1,405,000
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
6s, 6/1/34	BBB	1,000,000	975,370

			27,065,905

Minnesota (0.7%)
Martin Cnty., Hosp. Rev. Bonds (Fairmont Cmnty. Hosp.
Assn.), 6 5/8s, 9/1/22	BBB-/P	4,010,000	4,147,904
MN Agricultural & Econ. Dev. Board Rev. Bonds
(Evangelical Lutheran), 6s, 2/1/27	A3	1,625,000	1,702,350
MN State Higher Ed. Fac. Auth. VRDN (St. Olaf
College), Ser. 5-M2, 3.75s, 10/1/20	VMIG1	1,825,000	1,825,000
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser.
H, 4.3s, 1/1/13	Aa1	660,000	660,290
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/35	Baa3	250,000	249,240
Winona, Hlth. Care Fac. Rev. Bonds, Ser. A, 6s, 7/1/34	BBB	500,000	506,960
			9,091,744

Mississippi (0.3%)
MS Home Corp. Rev. Bonds (Single Fam. Mtge.)
Ser. G, GNMA Coll., FNMA Coll., 6.7s, 11/1/29	Aaa	620,000	651,837
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	2,410,000	2,559,179
Ser. B, GNMA Coll., FNMA Coll., 5 1/2s, 6/1/36	Aaa	1,225,000	1,269,321
			4,480,337

Missouri (2.8%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A
5 1/2s, 6/1/32	A+	3,250,000	3,327,545
5 1/2s, 6/1/27	A+	3,250,000	3,358,648
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Washington U.), Ser. A, 5s, 2/15/33	Aaa	9,500,000	9,793,170
MO State Rev. Bonds (U. Auxiliary Enterprise Sys.),
Ser. A, XLCA, 5s, 4/1/26	Aaa	2,965,000	3,094,126
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth.
Syst.)
5 1/4s, 5/15/32	Aa2	5,550,000	5,601,227
5 1/4s, 5/15/17	Aa2	3,000,000	3,161,490
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Homeowner Loan), Ser. B-1, GNMA Coll.,
FNMA Coll., 7.45s, 9/1/31	AAA	315,000	323,445
(Single Fam. Home Ownership Loan), Ser. A-1, GNMA
Coll., FNMA Coll., 6 3/4s, 3/1/34	AAA	295,000	305,054
(Single Fam. Mtge.), Ser. D-2, GNMA Coll., FNMA Coll.,
6 1/2s, 9/1/29	AAA	200,000	208,062
(Single Fam. Mtge.), Ser. B-2, GNMA Coll., FNMA Coll.,
6.4s, 9/1/29	AAA	425,000	435,260
(Single Fam. Homeowner Loan), Ser. A-2, GNMA Coll.,
6.3s, 3/1/30	AAA	265,000	266,850
(Single Fam. Home Ownership Loan), Ser. B, GNMA Coll.,
FNMA Coll., 5.8s, 9/1/35	AAA	3,920,000	4,121,370
(Single Fam. Home Ownership Loan), Ser. C, GNMA Coll.,
FNMA Coll., 5.6s, 9/1/35	AAA	1,290,000	1,343,058
(Single Fam. Home Ownership Loan), Ser. D, GNMA Coll.,
FNMA Coll., 5.55s, 9/1/34	Aaa	550,000	566,484
MO State Hsg. Dev. Comm. Single Fam. Mtge. Rev. Bonds
(Home Ownership Loan), Ser. B, GNMA Coll., FNMA Coll.
3.85s, 9/1/10	AAA	135,000	134,653
3.6s, 9/1/09	AAA	150,000	150,788
			36,191,230

Nevada (0.5%)
Clark Cnty., Local Impt. Dist. Special Assmt. Bonds
(No. 142), 6.1s, 8/1/18	BB/P	1,730,000	1,744,826
Fernley, G.O. Bonds (Wtr. & Swr.), FSA, 4 5/8s, 2/1/32	Aaa	4,345,000	4,365,639
Washoe Cnty., Arpt. Auth. Rev. Bonds, FSA, 5s, 7/1/11	Aaa	500,000	524,785
			6,635,250

New Hampshire (1.5%)
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
(Rivermead at Peterborough), 5 3/4s, 7/1/28	BB/P	1,000,000	944,860
(Lakes Region Hosp. Assn.), 5 3/4s, 1/1/08
(Prerefunded)	BBB-/P	500,000	500,000
NH Hlth. & Ed. Fac. Auth. Rev. Bonds
(Hlth. Care Syst.-Covenant Hlth.), 6 1/8s, 7/1/31
(Prerefunded)	A	4,000,000	4,444,960
(Southern NH Med. Ctr.), Ser. A, 5 1/4s, 10/1/28	A-	3,585,000	3,544,525
(Southern NH Med. Ctr.), Ser. A, 5 1/4s, 10/1/23	A-	1,820,000	1,835,033
NH Hlth. & Ed. Fac. Auth. Hosp. Rev. Bonds (Catholic
Med. Ctr.), 5s, 7/1/32	Baa1	2,865,000	2,608,984
NH Hlth. and Edl. Fac. Auth. Hosp. Rev. Bonds (Concord
Hosp.), FGIC, 5s, 10/1/24	Aaa	2,900,000	3,019,248
NH State Bus. Fin. Auth. Rev. Bonds (Alice Peck Day
Hlth. Syst.), Ser. A, 7s, 10/1/29 (Prerefunded)	BBB-/P	900,000	976,716
NH State Hsg. Fin. Auth. Single Family Rev. Bonds
(Mtge. Acquisition), Ser. C, 5.85s, 1/1/35	Aa2	1,560,000	1,610,560
			19,484,886

New Jersey (5.4%)
Middlesex Cnty., Impt. Auth. Lease Rev. Bonds (Perth
Amboy Muni. Complex), FGIC, 5s, 3/15/31	Aaa	3,500,000	3,598,035

NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,
7 1/4s, 11/15/31 (Prerefunded)	AAA/P	3,150,000	3,615,602
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	9,750,000	9,573,818
(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa	8,000,000	8,250,240
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
Ser. A, AMBAC, 6s, 7/1/12 (Prerefunded)	Aaa	2,000,000	2,229,020
(South Jersey Hosp.), 6s, 7/1/12	A3	5,000,000	5,234,800
(St. Peters U. Hosp.), 5 3/4s, 7/1/37	Baa2	4,750,000	4,631,535
(Atlantic City Med.), 5 3/4s, 7/1/25	A+	280,000	293,048
(Atlantic City Med.), 5 3/4s, 7/1/25 (Prerefunded)	A+	220,000	241,272
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/36	A-	5,135,000	5,013,044
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	20,260,000	9,373,694
NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans.
Syst.)
Ser. B, MBIA, 6 1/2s, 6/15/10	Aaa	6,250,000	6,728,563
Ser. A, 5 5/8s, 6/15/14 (Prerefunded)	Aaa	3,000,000	3,381,630
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39 (Prerefunded)	AAA	2,000,000	2,330,520
6 3/8s, 6/1/32 (Prerefunded)	AAA	1,775,000	2,009,158
6 1/8s, 6/1/42 (Prerefunded)	AAA	1,600,000	1,783,280
Ser. 1A, 5s, 6/1/29	BBB	2,850,000	2,499,479
			70,786,738

New Mexico (0.3%)
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. B-2, GNMA Coll., FNMA Coll., FHLMC Coll., 6.1s,
7/1/29	AAA	640,000	652,563
Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.64s,
9/1/33	AAA	860,000	874,878
U. of NM Rev. Bonds (Hosp. Mtg.), FSA, FHA Insd., 5s,
1/1/24	Aaa	2,000,000	2,079,720
			3,607,161

New York (12.0%)
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds,
Ser. D, MBIA, 5s, 9/1/20	Aaa	500,000	535,505
Metro. Trans. Auth. Rev. Bonds, Ser. B, MBIA, 5s,
11/15/28	Aaa	500,000	517,685
Nassau Cnty., Hlth. Care Syst. Rev. Bonds, FSA
6s, 8/1/15 (Prerefunded)	Aaa	5,000,000	5,327,550
6s, 8/1/14 (Prerefunded)	Aaa	4,410,000	4,698,899
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (North Shore
Hlth. Syst.), Ser. C, 5 5/8s, 11/1/10	A3	390,000	393,576
NY City, G.O. Bonds
Ser. B, MBIA, 6 1/2s, 8/15/10	Aaa	13,235,000	14,314,314
Ser. B, 5 1/2s, 12/1/12	AA	5,970,000	6,413,690
Ser. B, U.S. Govt. Coll., 5 1/2s, 12/1/12 (Prerefunded)	AA	505,000	549,081
Ser. G, 5 1/4s, 8/1/16	AA	625,000	685,975
Ser. M, 5s, 4/1/24	AA	7,725,000	7,989,890
Ser. J/J-1, 5s, 6/1/21	AA	250,000	262,950
Ser. I-1, 5s, 4/1/19	AA	75,000	79,676
NY City, Indl. Dev. Agcy. Rev. Bonds (Queens Baseball
Stadium - Pilot), AMBAC, 5s, 1/1/23	Aaa	300,000	316,440
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Polytechnic U.), 6s, 11/1/20 (Prerefunded)	AAA	4,250,000	4,625,700
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I LLC), Ser. A, 6s, 7/1/27	Baa3	11,500,000	11,533,925
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	Ba1	200,000	168,480
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
Ser. D, 5s, 6/15/37	AA+	500,000	516,295
Ser. B, AMBAC, 5s, 6/15/28	Aaa	5,000,000	5,189,900
NY City, State Dorm. Auth. Lease Rev. Bonds (Court
Fac.), 6s, 5/15/39 (Prerefunded)	AA-	2,800,000	3,012,940
NY State Dorm. Auth. Rev. Bonds
(Construction City U. Syst.), Ser. A, 6s, 7/1/20	AA-	10,900,000	12,893,283
(State U. Edl. Fac.), MBIA, 6s, 5/15/16 (Prerefunded)	Aaa	7,500,000	8,073,975
(State U. Edl. Fac.), MBIA, 6s, 5/15/15 (Prerefunded)	Aaa	7,000,000	7,535,710
(City U.), Ser. A, 5 3/4s, 7/1/18	AA-	12,485,000	14,129,025
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	600,000	595,212
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	750,000	757,770
(State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/19	AA-	23,100,000	25,938,297
(North Shore Long Island Jewish Group), 5 3/8s, 5/1/23
(Prerefunded)	Aaa	2,000,000	2,203,100
(Brooklyn Law School), Ser. B, XLCA, 5 3/8s, 7/1/22	Aaa	1,000,000	1,071,770
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s,
7/1/19	Aaa	285,000	319,237
NY State Dorm. Auth. State Supported Debt Rev. Bonds
(Mental Hlth. Svcs. Fac. Impt.), Ser. B, FSA, 5s,
2/15/19	Aaa	1,465,000	1,581,717
NY State Energy Research & Dev. Auth. Fac. Mandatory
Put Bonds, 4.7s, 10/1/12	A1	500,000	500,385
NY State Hwy. & Bridge Auth. Rev. Bonds, Ser. B, FGIC,
5 1/2s, 4/1/10 (Prerefunded)	Aaa	1,500,000	1,579,635
Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill
Care Ctr. Newburgh), Ser. C, 7s, 8/1/31	BB-/P	750,000	757,845
Port Auth. NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s,

10/1/11	BB+/P	75,000	75,833
FGIC, 4 3/4s, 10/15/28	Aaa	8,500,000	8,323,455
Port. Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	2,200,000	2,219,624
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds (Jefferson's Ferry), Ser. A, 7 1/4s,
11/1/28 (Prerefunded)	BB/P	1,000,000	1,094,940
Westchester, Tobacco Asset Securitization Corp. Rev.
Bonds, 5s, 6/1/26	BBB	1,000,000	967,240
			157,750,524

North Carolina (4.0%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. C, MBIA, 7s, 1/1/13	Aaa	11,680,000	12,972,275
Ser. D, 6 3/4s, 1/1/26	Baa1	5,000,000	5,255,800
AMBAC, 6s, 1/1/18	Aaa	7,000,000	8,219,470
Ser. A, 5 3/4s, 1/1/26	Baa1	5,000,000	5,142,100
NC Hsg. Fin. Agcy. FRN (Homeownership), Ser. 26,
Class A, 5 1/2s, 1/1/38	Aa2	1,000,000	1,047,840
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(United Methodist Home), 7 1/8s, 10/1/23 (Prerefunded)	BB+/P	3,000,000	3,225,570
(First Mtge. Givens Estates), Ser. A, 6 1/2s, 7/1/32
(Prerefunded)	BB-/P	750,000	866,505
(First Mtge.-Forest at Duke), 6 3/8s, 9/1/32
(Prerefunded)	AAA/P	3,000,000	3,393,780
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	250,000	235,883
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.)
Ser. B, 6 1/2s, 1/1/20	A3	11,000,000	11,610,060
Ser. A, 5 1/2s, 1/1/13	A3	200,000	215,232
			52,184,515

North Dakota (0.1%)
Grand Forks, Hlth. Care Syst. Rev. Bonds (Altru Hlth.
Syst. Oblig. Group), 7 1/8s, 8/15/24 (Prerefunded)	Baa2	1,000,000	1,108,160

Ohio (4.7%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2
6s, 6/1/42	BBB	2,000,000	1,959,960
5 3/4s, 6/1/34	BBB	34,100,000	32,455,698
5 1/8s, 6/1/24	BBB	5,535,000	5,254,929
Cleveland, Parking Fac. Rev. Bonds, FSA, 5 1/4s,
9/15/22	Aaa	600,000	677,700
Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/32	Aa3	4,250,000	4,516,773
Franklin Cnty., Rev. Bonds (Online Computer Library
Ctr.), 5s, 4/15/11	A	500,000	521,135
Lorain Cnty., Hosp. Rev. Bonds (Catholic Hlth. Care
Refurbish & Impt.), Ser. A, 5 1/4s, 10/1/33	AA-	750,000	758,453
Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med.
Ctr.)
5 1/4s, 5/15/21	A-	1,000,000	1,014,810
5 1/4s, 5/15/18	A-	625,000	648,950
5 1/4s, 5/15/14	A-	1,350,000	1,424,507
Midview, Local School Dist. COP (Elementary School
Bldg. Fac.), 5 1/4s, 11/1/30	A	3,500,000	3,623,445
Montgomery Cnty., Hosp. Rev. Bonds (Kettering Med.
Ctr.), 6 3/4s, 4/1/22 (Prerefunded)	A2	1,000,000	1,087,730
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon
College)
5.05s, 7/1/16	A1	1,000,000	1,077,210
4.95s, 7/1/15	A1	5,000,000	5,348,250
OH State Higher Edl. Fac. Rev. Bonds (Case Western
Reserve U.), 5 1/2s, 10/1/22 (Prerefunded)	AA-	1,000,000	1,097,620
U. of Cincinnati Rev. Bonds, Ser. D, AMBAC, 5s, 6/1/23	Aaa	500,000	523,970
			61,991,140

Oklahoma (0.8%)
Grand River Dam Auth. Rev. Bonds, Ser. A, FSA, 5s,
6/1/12	Aaa	250,000	267,720
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care
Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29
(Prerefunded)	Aaa	525,000	550,604
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeowner Loan), Ser. D-2, GNMA Coll., FNMA Coll.,
7.1s, 9/1/26	Aaa	695,000	701,575
(Homeownership Loan), Ser. C-2, GNMA Coll., FNMA
Coll., 5.7s, 9/1/35	Aaa	1,595,000	1,681,194
(Homeownership Loan), Ser. B, 4.2s, 9/1/25	Aaa	795,000	791,160
OK State Indl. Dev. Auth. Rev. Bonds (Hlth. Syst.),
Ser. A, MBIA
5 3/4s, 8/15/29 (Prerefunded)	Aaa	3,470,000	3,652,765
5 3/4s, 8/15/29 (Prerefunded)	Aaa	2,530,000	2,660,371
			10,305,389

Oregon (0.6%)
OR State G.O. Bonds (Veterans Welfare), Ser. 81,
5 1/4s, 10/1/42	Aa2	6,335,000	6,381,499
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single

Fam. Mtge.), Ser. J, 4.7s, 7/1/30	Aa2	1,920,000	1,920,000
			8,301,499

Pennsylvania (4.0%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (UPMC
Hlth.), Ser. B, MBIA, 6s, 7/1/24	Aaa	2,210,000	2,595,866
Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds, MBIA
5 1/2s, 12/1/30 (Prerefunded)	Aaa	850,000	912,832
5 1/2s, 12/1/30	Aaa	150,000	159,921
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	4,650,000	4,749,696
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.), 7 1/4s, 7/1/24 (Prerefunded)	AAA/P	500,000	585,635
Greater Johnstown, School Dist. G.O. Bonds, Ser. B,
MBIA, 5 1/2s, 8/1/17	Aaa	1,250,000	1,342,175
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.)
5 1/2s, 3/15/26 (Prerefunded)	AA-	2,250,000	2,495,205
5.15s, 3/15/20 (Prerefunded)	AA-	50,000	54,549
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds
(St. Luke's Hosp. - Bethlehem), 5 3/8s, 8/15/33
(Prerefunded)	Baa1	750,000	823,890
(Lehigh Valley Hosp. Hlth. Network), Ser. A, 5 1/4s,
7/1/32	A1	4,000,000	4,017,200
Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med.
Ctr.), 6s, 1/1/43 (Prerefunded)	BBB+	2,500,000	2,840,975
Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev.
Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	3,250,000	3,273,465
PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A ,
6 1/4s, 11/1/31	A2	1,000,000	1,043,130
PA Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds,
Ser. A, 6.4s, 1/1/09	B+	3,100,000	3,112,493
PA State Pub. School Bldg. Auth. Rev. Bonds
(Philadelphia School Dist.), FSA, 5 1/4s, 6/1/25
(Prerefunded)	Aaa	9,280,000	10,164,570
Philadelphia Auth. for Indl. Dev. Rev. Bonds, Ser. B,
FSA, 5 1/4s, 10/1/10 (Prerefunded)	Aaa	1,485,000	1,569,021
Philadelphia, G.O. Bonds, CIFG, 5s, 8/1/23	Aaa	6,000,000	6,285,180
Philadelphia, Auth. for Indl. Dev. VRDN (Fox Chase
Cancer Ctr.), Ser. A, 3.75s, 7/1/31 (Citizens Bank
of PA (LOC))	A-1+	1,800,000	1,800,000
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst.), 7 1/4s, 7/1/10 (In default)
(NON)	D/P	5,430,134	543
Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, Ser. B,
FGIC, 5 1/4s, 11/1/14	Aaa	500,000	538,510
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A
5 7/8s, 12/1/31 (Prerefunded)	A	1,120,000	1,229,133
5 7/8s, 12/1/31	A	330,000	342,995
Washington Cnty., Hosp. Auth. Rev. Bonds (Monongah Ela
Vy Hosp.), 6 1/4s, 6/1/22	A3	1,250,000	1,327,738
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB	500,000	507,555
York Cnty., G.O. Bonds, AMBAC, 5s, 6/1/21	Aaa	485,000	509,080
			52,281,357

Puerto Rico (3.1%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	250,000	245,735
Cmnwlth. of PR, G.O. Bonds, Ser. A
5s, 7/1/25	Baa3	1,000,000	985,100
5s, 7/1/24	Baa3	5,000,000	4,950,150
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds
Ser. AA, 5s, 12/1/16	BBB	3,295,000	3,409,798
Ser. B, 5s, 12/1/13	BBB	250,000	259,698
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. B, MBIA, 5 7/8s, 7/1/35 (Prerefunded)	Aaa	3,240,000	3,489,674
Ser. K, 5s, 7/1/17	BBB+	2,900,000	2,970,963
Ser. K, 5s, 7/1/13	BBB+	500,000	518,195
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. N
5 1/2s, 7/1/27	Baa3	2,000,000	2,044,500
5 1/2s, 7/1/23	Baa3	11,235,000	11,629,554
5 1/2s, 7/1/19	Baa3	750,000	790,230
5s, 7/1/32	Baa3	5,000,000	4,802,200
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	250,000	263,468
PR Indl. Tourist Edl. Med. & Env. Control Facs. Rev.
Bonds (Auxilio Mutuo Oblig. Group), Ser. A, MBIA,
6 1/4s, 7/1/16	Aaa	3,800,000	3,809,690
PR Muni. Fin. Agcy. G.O. Bonds, Ser. A, 5 1/4s, 8/1/24	Baa3	750,000	757,433
PR Sales Tax Fin. Corp. Rev. Bonds, Ser. A, FGIC, zero
%, 8/1/41	Aaa	350,000	61,436
			40,987,824

Rhode Island (0.4%)
RI State COP (Howard Ctr. Impt.), MBIA, 5 3/8s, 10/1/16	Aaa	5,000,000	5,053,600

South Carolina (1.8%)

Florence Cnty., Hosp. Rev. Bonds (McLeod Regl. Med.
Ctr.), Ser. A, FSA, 5 1/4s, 11/1/23	Aaa	2,500,000	2,674,100
Greenwood Cnty., Hosp. Rev. Bonds (Memorial Hosp.),
5 1/2s, 10/1/26	A2	2,000,000	2,050,020
Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev.
Bonds, 5 1/2s, 5/1/37 (Prerefunded)	A+	2,000,000	2,223,900
Lexington Cnty., Hlth. Svcs. Dist. Hosp. Rev. Bonds,
5s, 11/1/27	A+	5,000,000	4,987,200
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	AAA	500,000	568,855
SC Hsg. Fin. & Dev. Auth. Mtge. Rev. Bonds, Ser. A-2,
AMBAC, 5s, 7/1/35	Aaa	1,750,000	1,785,140
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth. Alliance), Ser. A, 7 3/8s, 12/15/21
(Prerefunded)	BBB+/F	800,000	907,776
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	1,115,000	1,259,248
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	135,000	152,465
SC Tobacco Settlement Rev. Mgmt. Auth. Rev. Bonds,
Ser. B, 6 3/8s, 5/15/30	BBB	7,000,000	7,028,420
			23,637,124

South Dakota (0.9%)
Brookings, COP, AMBAC, 5 1/4s, 12/1/19 (SEG)	Aaa	3,445,000	3,572,052
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),
Ser. J, 4.55s, 5/1/18	AAA	1,000,000	1,022,410
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Prairie Lakes Hlth. Care), 5.65s, 4/1/22	A-	1,110,000	1,115,683
(Prairie Lakes Hlth. Care), 5.65s, 4/1/22 (Prerefunded)	AAA/P	140,000	143,665
(Sioux Valley Hosp. & Hlth. Syst.), Ser. A, 5 1/2s,
11/1/31	AA-	2,500,000	2,561,175
(Sanford Hlth.), 5s, 11/1/27	AA-	2,500,000	2,529,575
(Sanford Hlth.), 5s, 11/1/21	AA-	1,260,000	1,299,715
			12,244,275

Tennessee (1.4%)
Elizabethton, Hlth. & Edl. Fac. Board Rev. Bonds
(Hosp. Ref. & Impt.), Ser. B, 8s, 7/1/33	Baa1	3,000,000	3,345,030
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/33	Baa1	1,250,000	1,374,525
(Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/25	Baa1	5,000,000	5,534,000
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds (Federal
Express Corp.), 5.05s, 9/1/12	Baa2	2,000,000	2,058,340
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev.
Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26 (Prerefunded)	AAA	310,000	352,349
6 1/2s, 9/1/26 (Prerefunded)	AAA	190,000	215,956
TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. C
5s, 2/1/22	Aa3	1,455,000	1,454,942
5s, 2/1/20	Aa3	4,375,000	4,426,275
			18,761,417

Texas (9.2%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), Ser. A
7s, 11/15/33	BB-/P	715,000	738,852
5 7/8s, 11/15/18	BB-/P	4,250,000	4,263,515
Aldine, Indpt. School Dist. G.O. Bonds (School Bldg.),
PSFG
5s, 2/15/25	Aaa	2,000,000	2,123,140
5s, 2/15/24	Aaa	2,000,000	2,129,380
Brazoria Cnty., Brazos River Harbor Naval Dist. (Dow
Chemical Co.), Ser. A-3, 5 1/8s, 5/15/33	A3	1,070,000	1,018,201
Dallas, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/21	Aaa	12,500,000	12,993,375
Edgewood, Indpt. School Dist. Bexar Cnty. G.O. Bonds,
Ser. A, PSFG, 5s, 2/15/29	Aaa	1,035,000	1,069,041
Gateway, Pub. Fac. Corp. Rev. Bonds (Stonegate Villas
Apt.), FNMA Coll., 4.55s, 7/1/34	Aaa	1,500,000	1,539,075
Georgetown, Hlth. Fac. Dev. Corp. Rev. Bonds
(Georgetown Hlth. Care Syst.), 6 1/4s, 8/15/29
(Prerefunded)	AAA/P	900,000	961,974
Houston, Wtr. & Swr. Rev. Bonds (Jr. Lien), FSA, 5s,
12/1/30 (Prerefunded)	Aaa	1,000,000	1,078,310
Houston, Wtr. & Swr. Syst. Rev. Bonds, Ser. A, FSA,
zero %, 12/1/22 (Prerefunded)	Aaa	10,920,000	5,616,484
Laredo, Intl., Toll Bridge Rev. Bonds, Ser. B, FSA,
5s, 10/1/16	Aaa	750,000	815,070
Mission Cons., Indpt. School Dist. G.O. Bonds, PSFG,
5s, 2/15/23	Aaa	840,000	889,913
Montgomery Cnty., G.O. Bonds, Ser. A, FSA, 5s, 3/1/21	Aaa	1,750,000	1,870,698
Northside Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/24	Aaa	1,705,000	1,778,741
Paris, Indpt. School Dist. G.O. Bonds (School Bldg.),
PSFG, 5s, 2/15/25	Aaa	1,000,000	1,057,690
Pflugerville, Indpt. School Dist. G.O. Bonds, PSFG,
5s, 2/15/29	Aaa	5,000,000	5,164,450
Plano, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/29	Aaa	1,705,000	1,761,077
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	2,500,000	2,610,575

San Antonio, Arpt. Syst. Rev. Bonds, FSA, 5 1/4s,
7/1/32	Aaa	1,415,000	1,454,394
Spring, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/24	Aaa	500,000	521,625
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.)
5 1/4s, 11/15/27	A-	1,000,000	973,480
5 1/4s, 11/15/22	A-	2,500,000	2,522,825
Tarrant Cnty., Hosp. Dist. Rev. Bonds, MBIA, 5 1/2s,
8/15/19	Aaa	1,870,000	1,996,767
TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds
(Gas Supply), Ser. A, 5 1/4s, 12/15/22	A1	5,000,000	5,020,450
TX State G.O. Bonds (Trans. Comm. Mobility Fund),
4 3/4s, 4/1/27	Aa1	5,000,000	5,089,550
TX State Rev. Bonds, 6.2s, 9/30/11	Aa1	20,800,000	22,457,136
TX State Affordable Hsg. Corp. Single Fam. Mtge. Rev.
Bonds (Professional Ed. Home Loan), Ser. A-3, FHLMC
Coll., GNMA Coll., FNMA Coll., 5.6s, 2/1/39	Aaa	1,995,951	2,101,876
TX State Indl. Dev. Corp. Rev. Bonds (Arco Pipelines
Co.), 7 3/8s, 10/1/20	Aa1	6,500,000	8,318,570
TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk.
Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	Aaa	1,000,000	1,068,230
TX State, Trans. Comm. Rev. Bonds, 5s, 4/1/26	AAA	7,585,000	7,949,687
Victoria, Indpt. School Dist. G.O. Bonds (School
Bldg.), PSFG, 5s, 2/15/24	Aaa	3,375,000	3,580,200
Victoria, Util. Syst. Rev. Bonds, AMBAC, 5s, 12/1/27	Aaa	3,960,000	4,132,814
White Settlement, Indpt. School Dist. G.O. Bonds
(School Bldg.), PSFG
zero %, 8/15/16	AAA	2,060,000	1,460,849
zero %, 8/15/15	AAA	1,595,000	1,188,610
zero %, 8/15/13	AAA	2,775,000	2,265,038
			121,581,662

Utah (0.6%)
Salt Lake City, Hosp. Rev. Bonds
(IHC Hosp. Inc.), Ser. A, 8 1/8s, 5/15/15 (Prerefunded)	AAA	5,000,000	5,783,750
AMBAC, 6 3/4s, 5/15/20 (Prerefunded)	Aaa	2,000,000	2,005,900
			7,789,650

Vermont (0.1%)
VT Hsg. Fin. Agcy. Rev. Bonds
Ser. 22, FSA, 5s, 11/1/34	Aaa	815,000	825,269
(Single Fam.), Ser. 23, FSA, 5s, 5/1/34	Aaa	955,000	989,265
			1,814,534

Virgin Islands (--%)
VI Pub. Fin. Auth. Rev. Bonds, FGIC, 5s, 10/1/24	Aaa	250,000	255,848

Virginia (2.3%)
Henrico Cnty., Econ. Dev. Auth. Rev. Bonds (United
Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P	4,750,000	4,869,985
Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, FSA,
5.929s, 8/23/27	Aaa	20,000,000	23,461,200
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev.
Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	A3	1,500,000	1,528,410
			29,859,595

Washington (2.5%)
Cowlitz Cnty., Pub. Util. Rev. Bonds (Dist. No. 1
Production Syst.), FGIC
5s, 9/1/25	Aaa	695,000	720,423
5s, 9/1/24	Aaa	615,000	638,579
Everett, Pub. Fac. Dist. Ltd. Sales Tax & Interlocal
Rev. Bonds, Ser. A
5s, 12/1/23	A	525,000	541,538
5s, 12/1/22	A	1,050,000	1,088,157
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	2,155,000	2,201,333
6 1/2s, 6/1/26	BBB	3,555,000	3,702,284
WA State G.O. Bonds
(Motor Vehicle Fuel), Ser. D, 5 1/4s, 1/1/17	Aa1	1,500,000	1,569,165
(Motor Vehicle Fuel), Ser. B, MBIA, 5s, 7/1/24	Aaa	5,270,000	5,507,361
Ser. A, FSA, 5s, 7/1/23	Aaa	10,035,000	10,521,898
WA State Hlth. Care Fac. Auth. Rev. Bonds
Ser. C, Radian Insd., 5 3/8s, 8/15/28	AA	1,850,000	1,867,168
(Group Hlth. Coop), Radian Insd., 5s, 12/1/22	AA	425,000	429,854
(Kadlec Med. Ctr.), Ser. A, 5s, 12/1/21	Aaa	3,000,000	3,163,020
WA State Hsg. Fin. Comm. Rev. Bonds (Single Family
Program), Ser. 2A, GNMA Coll., FNMA Coll., 5s, 12/1/25	Aaa	1,170,000	1,194,008
			33,144,788

West Virginia (1.1%)
Econ. Dev. Auth. Lease Rev. Bonds (Correctional
Juvenile Safety), Ser. A, MBIA, 5s, 6/1/29	Aaa	6,200,000	6,412,536
Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds
(Allegheny Energy), Ser. D, 5 1/2s, 10/15/37	Baa2	5,400,000	5,268,240
Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny),
Ser. F, 5 1/4s, 10/15/37	Baa2	2,500,000	2,401,650
			14,082,426

Wisconsin (1.2%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28	BBB	1,000,000	1,049,580
6 3/8s, 6/1/32	BBB	10,615,000	10,927,612
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Ascension
Hlth. Credit), Ser. A, 5s, 11/15/31	Aa2	3,340,000	3,330,548
Wilmot, Unified High School Dist. G.O. Bonds, Ser. B,
FSA, 5s, 3/1/24	Aaa	1,000,000	1,057,910
			16,365,650

Wyoming (0.2%)
Sweetwater Cnty., Poll. Control VRDN (Pacificorp.),
Ser. B, 3.75s, 1/1/14	A-1+	2,900,000	2,900,000

Total municipal bonds and notes (cost $1,230,983,595)			$1,290,004,168

PREFERRED STOCKS (1.0%)(a)
		Shares	Value

Charter Mac. Equity Trust 144A Ser. A, $6.625 FRN cum.
pfd.		4,000,000	$4,152,040
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
6.875% cum. pfd.		6,000,000	6,216,120
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B,
7 3/4s cum. pfd.		2,000,000	2,166,020

Total preferred stocks (cost $12,000,000)			$12,534,180

TOTAL INVESTMENTS

Total investments (cost $1,242,983,595) (b)			$1,302,538,348

FUTURES CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 2 yr (Short)	44	$9,251,000	Mar-08	$(9,255)
U.S. Treasury Note 10 yr (Short)	92	10,431,938	Mar-08	(61,980)

Total				$(71,235)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)
		Fixed payments	Total return
Swap counterparty /	Termination	received (paid) by	received by	Unrealized
Notional amount	date	fund per annum	or paid by fund	appreciation

Goldman Sachs International
$7,500,000	2/28/08	-	4.147% minus	$333,413
			Municipal Market
			Data Index AAA
			municipal yields
			10 Year rate

Lehman Brothers Special Financing, Inc.
19,950,000	2/12/08	-	3.27% minus	130,803
			Municipal Market
			Data Index AAA
			municipal yields

7,500,000	2/29/08	-	4.27% minus	260,351
			Lehman Brothers
			Municipal Swap
			Index

Total				$724,567

NOTES

(a) Percentages indicated are based on net assets of $1,314,832,838.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at December 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,242,488,745, resulting in gross unrealized appreciation and depreciation of $71,862,484 and $11,812,881, respectively, or net unrealized appreciation of $60,049,603.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2007.

(F) Is valued at fair value following procedures approved by the Trustees.

At December 31, 2007, liquid assets totaling $724,567 have been designated as collateral for open swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN, Mandatory Put Bonds, and FRN are the current interest rates at December 31, 2007.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at December 31, 2007 (as a percentage of net assets):

Health care	28.5%
State government	17.3
Utilities and power	12.8
Local government	12.2

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2008